INTEREST EXPENSE, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Other Income and Expenses [Abstract]
Interest expense – notes and loans payable	$ (37,926)	$ (43,575)
Interest expense – financing activities	(11,549)	(11,739)
Accretion of debt discount and amortization of deferred financing fees	(4,855)	(4,416)
Interest expense - leases	(3,146)	(3,513)
Interest expense – deferred and contingent considerations	(1,378)	(380)
Interest income	2,922	2,148
Other interest (expense) income	(47)	656
Interest expense, net	$ (55,979)	$ (60,819)